Document And Entity Information	9 Months Ended
Sep. 30, 2024
Document Information [Line Items]
Entity Central Index Key	0000779227
Entity Registrant Name	MIFFLINBURG BANCORP INC
Amendment Flag	true
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2024
Document Type	S-4/A
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-2362874
Entity Address, Address Line One	250 East Chestnut Street
Entity Address, City or Town	Mifflinburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17844
City Area Code	570
Local Phone Number	966-1041
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Description	THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION ACTING PURSUANT TO SAID SECTION 8(a) MAY DETERMINE.